SHARE-BASED COMPENSATION - Renren plan (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 03, 2019	Aug. 24, 2017	Feb. 26, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2018	Jun. 28, 2018	Aug. 23, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total incremental cost	$ 4,138
Renren Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of the options				P10Y
Vesting period				6 years
Exercise price		$ 0.478					$ 1.227	$ 0.0613
Total incremental cost		$ 10,382			$ 9,304
Incremental cost related to vested options						$ 3,442
Incremental cost related to unvested options					$ 1,475	$ 6,940
Closing stock price					$ 0.10	$ 0.69	0.53
Weighted-average grant-date fair value of the share options granted							$ 0.54
Intrinsic value of options exercised					$ 21	$ 293	$ 1,118
Fair value of options vested					7,532	16,036	12,721
Unrecognized share-based compensation expense					$ 14,285
Unrecognized share-based compensation expense, expected recognition period					3 years 15 days
Renren Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 3,917	4,112	4,124
Unrecognized share-based compensation expense, expected recognition period					5 years 2 months 19 days
Renren Plan | Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 18,640	23,904	19,420
Renren Plan | Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					0	0	0
Renren Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price									$ 0.0613	$ 0.478
2011 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares added under the plan			45,000,000
Aggregate number of shares to be issued			110,014,158
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares to be issued			97,430,220
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares to be issued			30,529,630
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares to be issued			40,000,000
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares to be issued			53,596,236
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares to be issued			107,100,000
Selling and Marketing Expenses, Research and Development Expenses, and General and Administrative Expenses | Renren Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 2,390	$ 4,502	$ 3,707